VIA EDGAR

                             October 5, 1995

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Ms. Ruth A. Sanders

RE: Putnam Arizona Tax Exempt Income Fund (Reg. No. 33-11406)
    (811-4531) (the "Arizona fund" Post-Effective Amendment No.
    6 to Registration Statement on Form N-1A

    Putnam Florida Tax Exempt Income Fund (Reg. No. 33-35677)
    (811-6129) (the "Florida fund") Post-Effective Amendment No.
    6 to Registration Statement on Form N-1A

    Putnam Massachusetts Tax Exempt Income Fund
    (Reg. No. 33-5416) (811-4518) (the "Massachusetts fund")
    Post-Effective Amendment No. 15 to Registration Statement on
    Form N-1A

    Putnam Michigan Tax Exempt Income Fund
    (Reg. No. 8923) (811-4529) (the "Michigan fund") Post-
    Effective Amendment No. 15 to Registration Statement on Form
    N-1A

    Putnam Minnesota Tax Exempt Income Fund
    (Reg. No. 33-8916) (811-4527) (the "Minnesota fund") Post-
    Effective Amendment No. 15 to Registration Statement on Form
    N-1A

    Putnam New Jersey Tax Exempt Income Fund (Reg. No. 32550)
    (811-5977) (the "New Jersey fund") Post-Effective Amendment
    No. 6 to Registration Statement on Form N-1A

    Putnam Ohio Tax Exempt Income Fund  (Reg. No. 33-8924) (811-
    4528) (the "Ohio fund") Post-Effective Amendment No. 15 to
    Registration Statement on Form N-1A

    Putnam Pennsylvania Tax Exempt Income Fund (Reg. No. 33-
    28321) (811-5802) (the "Pennsylvania fund") Post-Effective
    Amendment No. 8 to Registration Statement on Form N-1A
    (collectively, the "funds")

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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the funds hereby certify that the form of prospectus that would have been filed on behalf of funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective
Amendments No. 6 for the Arizona, Florida and New Jersey funds, No. 15 for the Massachusetts, Michigan, Minnesota and Ohio funds, and No. 8 for the Pennsylvania fund, to the multi-fund Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which are the most recent amendments to such Registration Statement and was filed electronically on September 29, 1995.

      Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 1796.

                         Very truly yours,

                         PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                         PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                         PUTNAM MASSACHUSETTS TAX EXEMPT INCOME
                        FUND
                        PUTNAM MICHIGAN TAX EXEMPT INCOME
                        FUND
                        PUTNAM MINNESOTA TAX EXEMPT INCOME
                        FUND
                        PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                        PUTNAM OHIO TAX EXEMPT INCOME FUND
                        PUTNAM PENNSYLVANIA TAX EXEMPT INCOME
                        FUND
                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President
cc:  Bryan Chegwidden, Esq.